Goodwill - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Oct. 01, 2025	Dec. 31, 2024	Oct. 01, 2024
Global
Disclosure of information for cash-generating units [line items]
Amount of recoverable amount exceeds carrying amount		$ 176.0
Terminal operating margins (as percent)		10.00%
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		0.0100
Global
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections (as percent)		10.50%		10.10%
Canada
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections (as percent)		9.20%		8.70%
United States
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections (as percent)		9.80%		9.40%
Top of range
Disclosure of information for cash-generating units [line items]
Percentage of growth rate	2.50%		2.50%